Intangible assets—other (Tables)	12 Months Ended
Jul. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

	2021	2020
	$m	$m
Cost
On August 1	1,861	1,789
Exchange rate adjustment	15	8
Acquisitions	80	78
Adjustment to fair value on prior year acquisitions	—	(14)
Reclassification as held for sale	(162)	—
At July 31	1,794	1,861
Accumulated impairment losses
On August 1	140	133
Exchange rate adjustment	3	7
Reclassification as held for sale	(106)	—
At July 31	37	140
Net book value at July 31	1,757	1,721

		Acquired intangible assets
	Software	Trade names and brands	Customer relationships	Other	Total
	$m	$m	$m	$m	$m
Cost
On August 1, 2019	203	192	673	168	1,236
Exchange rate adjustment	5	1	4	—	10
Acquisitions	13	34	101	3	151
Adjustment to fair value on prior year acquisitions	—	4	9	2	15
Additions	87	—	—	—	87
Disposals and transfers	(2)	—	—	—	(2)
At July 31, 2020	306	231	787	173	1,497
Exchange rate adjustment	3	—	3	—	6
Acquisitions	—	17	132	15	164
Additions	72	—	—	—	72
Disposals and transfers	(10)	—	—	—	(10)
Reclassification as held for sale	(66)	(18)	(65)	(1)	(150)
At July 31, 2021	305	230	857	187	1,579

		Acquired intangible assets
	Software	Trade names and brands	Customer relationships	Other	Total
	$m	$m	$m	$m	$m
Accumulated amortization and impairment losses
On August 1, 2019	136	95	469	113	813
Exchange rate adjustment	2	1	3	—	6
Amortization charge for the year	35	28	85	17	165
Disposals	(8)	—	—	—	(8)
At July 31, 2020	165	124	557	130	976
Exchange rate adjustment	2	—	2	—	4
Amortization charge for the year	39	28	91	15	173
Disposals and transfers	(12)	—	—	—	(12)
Reclassification as held for sale	(38)	(11)	(58)	(1)	(108)
At July 31, 2021	156	141	592	144	1,033
Net book value at July 31, 2021	149	89	265	43	546
Net book value at July 31, 2020	141	107	230	43	521